Advance to Vendors	12 Months Ended
Sep. 30, 2023
Advance to Vendors [Abstract]
ADVANCE TO VENDORS

NOTE 4 — ADVANCE TO VENDORS

Advance to vendors consisted of the following:

	As of September 30,
	2023	2022
	US$	US$
Prepayments for virtual technology services	$277,952	$567,736
Prepayments for digital marketing	—	400,042
Prepayments for digital assets development	3,723,351	2,375,516
Subtotal	4,001,303	3,343,294
Less: allowance for doubtful accounts	(386,542)	—
	3,614,761	3,343,294
Less: advance to vendors - noncurrent	1,020,874	1,800,000
Advance to vendors – current	$2,593,887	$1,543,294

Advance to vendors primarily consisted of prepayments for virtual technology services, digital marketing and digital assets development outsourced to third party vendors. As of September 30, 2023 and 2022, allowance recorded of $386,542 and $nil, respectively. As of September 30, 2023, $1,020,874 advances made to one vendor for digital assets to be acquired was expected to be utilized after 1 year from September 30, 2023 and before February 8, 2025. The balance is recorded advance to vendor — noncurrent in the balance sheets.